Schedule of Investments
(unaudited)
April 30, 2024
iShares
®
U.S. Tech Independence Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
Boeing Co. (The)
(a) (b)
.................. 3,678 $ 617,315
Lockheed Martin Corp. ................ 1,941 902,429
Mercury Systems, Inc.
(b)
............... 2,154 60,743
1,580,487
Automobile Components — 0.0%
Aptiv plc
(b)
......................... 665 47,215
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a) (b)
........ 1,444 12,852
Broadline Retail — 8.2%
Amazon.com, Inc.
(b)
.................. 108,791 19,038,425
Coupang, Inc. , Class A
(b)
............... 5,890 132,525
eBay, Inc. ......................... 5,440 280,378
19,451,328
Building Products — 0.1%
Fortune Brands Innovations, Inc. ......... 2,135 156,068
Capital Markets — 3.8%
CBOE Global Markets, Inc. ............. 831 150,536
CME Group, Inc. , Class A .............. 2,675 560,787
Coinbase Global, Inc. , Class A
(b)
.......... 4,534 924,619
FactSet Research Systems, Inc. .......... 3,195 1,331,964
Intercontinental Exchange, Inc. .......... 25,616 3,298,316
LPL Financial Holdings, Inc. ............. 498 134,027
Moody's Corp. ...................... 1,795 664,742
MSCI, Inc. ........................ 485 225,908
Nasdaq, Inc. ....................... 2,753 164,767
S&P Global, Inc. .................... 3,638 1,512,789
8,968,455
Commercial Services & Supplies — 0.2%
Rollins, Inc. ........................ 1,115 49,685
Tetra Tech, Inc. ..................... 2,724 530,417
580,102
Communications Equipment — 4.4%
Arista Networks, Inc.
(b)
................ 3,136 804,572
Cisco Systems, Inc. .................. 112,839 5,301,176
Juniper Networks, Inc. ................ 4,049 140,986
Motorola Solutions, Inc. ............... 12,119 4,110,159
10,356,893
Construction & Engineering — 0.0%
Ameresco, Inc. , Class A
(b)
.............. 3,606 75,474
Containers & Packaging — 0.0%
Sealed Air Corp. .................... 1,819 57,262
Electrical Equipment — 0.2%
Rockwell Automation, Inc. .............. 647 175,311
Vertiv Holdings Co. , Class A ............ 4,399 409,107
584,418
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp. ........................ 7,931 1,918,192
Corning, Inc. ....................... 1,838 61,352
Insight Enterprises, Inc.
(a) (b)
............. 1,568 286,270
Keysight Technologies, Inc.
(b)
............ 2,864 423,700
Teledyne Technologies, Inc.
(b)
............ 294 112,155
Trimble, Inc.
(b)
...................... 3,609 216,793
3,018,462
Energy Equipment & Services — 0.1%
Schlumberger NV ................... 5,396 256,202
Security
Shares
Shares Value
Entertainment — 0.1%
Electronic Arts, Inc. .................. 1,847 $ 234,236
ROBLOX Corp. , Class A
(b)
.............. 1,794 63,795
298,031
Financial Services — 2.4%
Block, Inc. , Class A
(b)
................. 3,883 283,459
Corpay, Inc.
(b)
...................... 2,294 693,109
Fidelity National Information Services, Inc. ... 9,178 623,370
Global Payments, Inc. ................ 3,647 447,742
Jack Henry & Associates, Inc. ........... 2,077 337,907
Mastercard, Inc. , Class A ............... 4,534 2,045,741
Toast, Inc. , Class A
(b)
................. 852 20,133
Visa, Inc. , Class A ................... 4,338 1,165,230
5,616,691
Ground Transportation — 0.2%
Uber Technologies, Inc.
(b)
.............. 8,081 535,528
Health Care Equipment & Supplies — 0.0%
Align Technology, Inc.
(b)
................ 11 3,106
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(b)
.......... 1,204 239,066
Hotels, Restaurants & Leisure — 0.5%
Airbnb, Inc. , Class A
(b)
................. 1,926 305,406
Booking Holdings, Inc. ................ 144 497,092
DoorDash, Inc. , Class A
(b)
.............. 3,035 392,304
1,194,802
Household Products — 0.0%
Colgate-Palmolive Co. ................ 1,088 100,009
Insurance — 0.3%
Aon plc , Class A .................... 732 206,431
Marsh & McLennan Cos., Inc. ........... 2,641 526,695
733,126
Interactive Media & Services — 6.8%
Alphabet, Inc. , Class A
(b)
............... 33,348 5,428,388
Alphabet, Inc. , Class C, NVS
(b)
........... 28,163 4,636,756
Meta Platforms, Inc. , Class A ............ 11,005 4,734,021
Pinterest, Inc. , Class A
(b)
............... 12,514 418,593
Snap, Inc. , Class A, NVS
(b)
............. 46,439 698,907
ZoomInfo Technologies, Inc.
(b)
........... 4,541 72,020
15,988,685
IT Services — 10.0%
Accenture plc , Class A ................ 40,768 12,267,499
Akamai Technologies, Inc.
(b)
............. 3,979 401,600
Cloudflare, Inc. , Class A
(b)
.............. 11,269 984,911
DigitalOcean Holdings, Inc.
(b)
............ 3,051 100,256
DXC Technology Co.
(b)
................ 5,116 99,711
Gartner, Inc.
(b)
...................... 2,893 1,193,623
GoDaddy, Inc. , Class A
(b)
............... 200 24,476
International Business Machines Corp. ..... 26,504 4,404,965
Okta, Inc. , Class A
(b)
.................. 1,021 94,932
Snowflake, Inc. , Class A
(b)
.............. 9,072 1,407,974
VeriSign, Inc.
(b)
..................... 15,542 2,634,058
23,614,005
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 1,696 232,420
Illumina, Inc.
(b)
...................... 899 110,622
IQVIA Holdings, Inc.
(b)
................. 1,575 365,038
708,080

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Tech Independence Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.9%
Fortive Corp. ....................... 129 $ 9,710
Parker-Hannifin Corp. ................. 3,548 1,933,341
Xylem, Inc. ........................ 482 62,997
2,006,048
Media — 0.4%
Interpublic Group of Cos., Inc. (The) ....... 8,718 265,376
Omnicom Group, Inc. ................. 3,665 340,258
Trade Desk, Inc. (The) , Class A
(b)
......... 4,560 377,796
983,430
Professional Services — 2.2%
ASGN, Inc.
(b)
....................... 2,180 210,261
Automatic Data Processing, Inc. .......... 5,836 1,411,670
Booz Allen Hamilton Holding Corp. ........ 3,284 484,948
Broadridge Financial Solutions, Inc. ....... 833 161,111
CACI International, Inc. , Class A
(b)
........ 775 311,728
Genpact Ltd. ....................... 17,615 541,485
Jacobs Solutions, Inc. ................. 1,055 151,424
Maximus, Inc. ...................... 1,482 118,975
Paychex, Inc. ...................... 3,331 395,756
Paycom Software, Inc. ................ 870 163,543
Science Applications International Corp. .... 1,042 134,105
SS&C Technologies Holdings, Inc. ........ 3,149 194,892
TransUnion ........................ 4,357 318,061
Verisk Analytics, Inc. .................. 2,709 590,454
5,188,413
Real Estate Management & Development — 0.5%
CoStar Group, Inc.
(b)
.................. 12,379 1,133,050
Semiconductors & Semiconductor Equipment — 22.7%
Advanced Micro Devices, Inc.
(b)
.......... 12,558 1,988,936
Broadcom, Inc. ..................... 17,063 22,186,507
Enphase Energy, Inc.
(b)
................ 802 87,226
Intel Corp. ........................ 35,426 1,079,430
KLA Corp. ......................... 649 447,349
Lam Research Corp. ................. 544 486,559
Marvell Technology, Inc. ............... 32,352 2,132,320
Micron Technology, Inc. ................ 5,103 576,435
Monolithic Power Systems, Inc. .......... 715 478,571
NVIDIA Corp. ...................... 23,277 20,111,794
NXP Semiconductors NV .............. 1,371 351,237
Qorvo, Inc.
(b)
....................... 3,751 438,267
QUALCOMM, Inc. ................... 12,980 2,152,733
Silicon Laboratories, Inc.
(b)
.............. 1,423 172,880
Teradyne, Inc. ...................... 2,392 278,237
Texas Instruments, Inc. ................ 3,643 642,698
53,611,179
Software — 28.4%
Adobe, Inc.
(b)
....................... 5,617 2,599,716
ANSYS, Inc.
(b)
...................... 2,907 944,426
Appian Corp. , Class A
(b)
............... 2,648 99,141
Atlassian Corp. , Class A
(b)
.............. 80 13,784
Autodesk, Inc.
(b)
..................... 1,759 374,403
Bentley Systems, Inc. , Class B ........... 8,605 452,021
BILL Holdings, Inc.
(b)
.................. 1,254 78,199
Cadence Design Systems, Inc.
(b)
......... 16,356 4,508,204
Confluent, Inc. , Class A
(b)
.............. 9,063 254,852
Crowdstrike Holdings, Inc. , Class A
(b)
....... 3,763 1,100,828
Datadog, Inc. , Class A
(b)
............... 3,104 389,552
Fair Isaac Corp.
(b)
.................... 188 213,066
Fortinet, Inc.
(b)
...................... 6,081 384,198
HubSpot, Inc.
(b)
..................... 514 310,903
Intuit, Inc. ......................... 237 148,272
Manhattan Associates, Inc.
(b)
............ 11,430 2,355,266
Security
Shares
Shares Value
Software (continued)
Microsoft Corp. ..................... 60,218 $ 23,444,674
Oracle Corp. ....................... 72,709 8,270,649
Palantir Technologies, Inc. , Class A
(b)
...... 24,417 536,442
Palo Alto Networks, Inc.
(b)
.............. 3,099 901,468
Qualys, Inc.
(a) (b)
..................... 2,895 474,519
Roper Technologies, Inc. ............... 441 225,554
Salesforce, Inc. ..................... 46,392 12,476,665
ServiceNow, Inc.
(b)
................... 5,059 3,507,556
Smartsheet, Inc. , Class A
(b)
............. 578 21,866
Synopsys, Inc.
(b)
.................... 897 475,939
Tyler Technologies, Inc.
(b)
.............. 2,538 1,171,414
Workday, Inc. , Class A
(b)
............... 1,796 439,535
Zoom Video Communications, Inc. , Class A
(b)
. 14,752 901,347
67,074,459
Specialized REITs — 0.8%
Digital Realty Trust, Inc. ............... 1,140 158,209
Equinix, Inc. ....................... 2,071 1,472,709
Iron Mountain, Inc. ................... 3,978 308,375
1,939,293
Specialty Retail — 0.1%
Best Buy Co., Inc. ................... 1,894 139,474
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. ........................ 35,223 5,999,534
Dell Technologies, Inc. , Class C .......... 6,979 869,863
HP, Inc. .......................... 12,025 337,782
NetApp, Inc. ....................... 6,715 686,340
Pure Storage, Inc. , Class A
(b)
............ 3,696 186,278
Super Micro Computer, Inc.
(b)
............ 473 406,212
8,486,009
Total Long-Term Investments — 99 .3%
(Cost: $ 184,519,074 ) .............................. 234,737,702
Short-Term Securities
Money Market Funds — 0.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(e)
.................. 468,277 468,418
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 1,538,240 1,538,240
Total Short-Term Securities — 0 .9%
(Cost: $ 2,006,552 ) ............................... 2,006,658
Total Investments — 100 .2%
(Cost: $ 186,525,626 ) .............................. 236,744,360
Liabilities in Excess of Other Assets — (0.2) % ............. (434,253)
Net Assets — 100.0% ...............................
$ 236,310,107
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Tech Independence Focused ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 955,490 $ — $ (487,295)
(a)
$ 197 $ 26 $ 468,418 468,277 $ 33,432
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 870,651 667,589
(a)
— — — 1,538,240 1,538,240 45,776 —
$ 197 $ 26 $ 2,006,658 $ 79,208 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 234,737,702 $ — $ — $ 234,737,702
Short-Term Securities
Money Market Funds ...................................... 2,006,658 — — 2,006,658
$ 236,744,360 $ — $ — $ 236,744,360
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust